Investments in Associates (Details Textual) ₪ in Thousands			1 Months Ended		12 Months Ended
	Dec. 14, 2017 USD ($)	Jul. 09, 2017 USD ($)	Dec. 28, 2017 USD ($)	Nov. 16, 2016 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Aug. 15, 2016	Dec. 31, 2015 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of associates [line items]
Percentage of voting and equity rights					44.90%					44.90%
Other investors will invest a total amount										$ 5,437,000	$ 26,949,000	$ 292,183,000
Accumulated deficit					₪ (430,366)		₪ (406,698)			$ (124,131,000)
Negative cash flows from operating activities					₪ 433,812	$ 125,126,000	₪ 77,030		₪ 191,353
Koch Disruptive Technologies [Member]
Disclosure of associates [line items]
Initial closing of the transaction raised and invested			$ 75,000,000
Elbit Medical Technologies Ltd [Member]
Disclosure of associates [line items]
Percentage of voting and equity rights					42.70%					42.70%
InSightec [Member]
Disclosure of associates [line items]
Percentage of voting and equity rights					22.50%					22.50%
Percentage of voting and equity rights diluted basis					18.60%	18.60%
Investment loss of shares granted, percentage					41.50%	41.50%
Transaction reflects a pre money valuation amount	$ 460,000,000
Initial closing of the transaction raised and invested			90,000,000
Series E investment round in total amount			$ 60,000,000
Reimbursement code with a payment level amount				$ 9,751,000
Amount paid for medicare beneficiaries						$ 17,500,500
Agreement terms, description								The term of the Agreement is five (5) years from the first commercial sale of the combined system and shall automatically renew for additional 1-year periods, unless either Party has provided a notice for its non-renewal or of its termination, it in accordance with the terms of the Agreement.
InSightec [Member] | Preferred E Share [Member]
Disclosure of associates [line items]
Issuance of a new series of preferred stock	$ 150,000,000
Percentage of issued and outstanding share capital			29.10%
Percentage of fully-diluted basis			24.70%
InSightec [Member] | Koch Disruptive Technologies [Member]
Disclosure of associates [line items]
Total investment			$ 100,000,000
Description of transaction document rights	Insightec's board of directors shall consist of a maximum of nine (9) board members. Each of the four major shareholders in Insightec (including Elbit Medical) will be entitled to appoint one director for as long as each of them holds at least 5% of the outstanding share capital of Insightec. The directors appointed by three of the major shareholders (including the one appointed by Elbit Medical) may together appoint up to four (4) additional directors.
InSightec [Member] | York [Member]
Disclosure of associates [line items]
Total investment			$ 6,000,000
Percentage of issued and outstanding share capital			22.60%
Percentage of fully-diluted basis			19.10%
InSightec [Member] | Elbit Medical Technologies Ltd [Member]
Disclosure of associates [line items]
Percentage of issued and outstanding share capital			19.80%
Percentage of fully-diluted basis			16.70%
Gamida Cell Ltd [Member]
Disclosure of associates [line items]
Accumulated deficit										$ 116,282,000
Negative cash flows from operating activities						$ 17,760,000
Private financing investment amount		$ 40,000,000
Investors pre-money valuation amount		$ 120,000,000
Percentage of investors received options to preferred shares		60.00%
Percentage of option exercise price		120.00%
Investment options will expires period		5 years
Gamida Cell Ltd [Member] | Elbit Medical Technologies Ltd [Member]
Disclosure of associates [line items]
Percentage of issued and outstanding share capital					16.00%	16.00%
Percentage of fully-diluted basis					12.00%	12.00%